Intangible Assets - Schedule Of Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 300,355	$ 283,644
Accumulated Amortization	(38,700)	(31,862)
Net Carrying Value	261,655	251,782
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-Lived Trade Names	163,768	152,740
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	259,907	245,274
Accumulated Amortization	(27,116)	(21,819)
Net Carrying Value	232,791	223,455
Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	13,775	13,775
Accumulated Amortization	(3,726)	(3,369)
Net Carrying Value	10,049	10,406
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	26,673	24,595
Accumulated Amortization	(7,858)	(6,674)
Net Carrying Value	$ 18,815	$ 17,921